Milliman 6-Year Parred Down S&P 500 with Par Up Outcome Fund - Apr (I)

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 68.12%		Shares	Value

Invesco BulletShares 2028 Corporate Bond ETF (a).........................................................		3,809	$72,866
Invesco BulletShares 2029 Corporate Bond ETF (a).........................................................		12,249	212,214
iShares iBonds Dec 2028 Term Corporate ETF (a)............................................................		3,050	72,560
iShares iBonds Dec 2029 Term Corporate ETF (a)............................................................		9,721	211,820
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $619,422)			569,460
		Principal
U.S. TREASURY NOTE - 23.62%		Amount
		$229,300	197,431
United States Treasury Note, 1.250%, 4/30/2028 (a)
..................................................................TOTAL U.S. TREASURY NOTE (Cost $210,527)			197,431
		Notional
PURCHASED OPTIONS - 18.14% (b)(c)	Contracts	Amount

CALL OPTIONS - 18.14%
S&P 500® Mini Index, Expires 4/10/2028, Strike Price $441.30.......................................	25	$896,400	151,665
TOTAL PURCHASED OPTIONS (Cost $258,855)................................................................			151,665
Total Investments (Cost $1,088,804) - 109.88%............................................................			918,556
Liabilities in Excess of Other Assets - (9.88)%...............................................................			(82,556)
....................................................................................TOTAL NET ASSETS - 100.00%			$836,000

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $766,891.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
PUT OPTIONS
S&P 500® Mini Index...................................	4/10/2028 $	441.30	11	$(394,416)	$(88,614)
TOTAL OPTIONS WRITTEN (Premiums Received $68,775)					$(88,614)